Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

14. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Payroll and welfare payables	9,460	10,606	1,563
Loans from third parties	2,177	1,032	152
Customer deposit	367	376	55
Litigation and settlement(i)	16,958	21,857	3,221
Accrued expenses	393	505	74
Others	560	335	51
	29,915	34,711	5,116

(i)	With respect to litigation and settlement matters, please refer to Note 21, “COMMITMENTS AND CONTINGENCIES.”